Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Property, Plant and Equipment [Line Items]
Depreciation	$ 25.5	$ 29.6	$ 79.7	$ 88.7
New Academy Holding Company, LLC
Property, Plant and Equipment [Line Items]
Depreciation					$ 117.3	$ 130.4	$ 130.8